Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

During the period from Oct 1, 2023 until the date of this report, the Company has been repaying Lind, pursuant to the securities purchase agreement executed on February 23, 2023, with securities for 2,329,495 shares, totaling an amount of $1,572,600.

In November 2023, the Company and one of its subsidiaries, BioLite, Inc. (“BioLite”) each entered into a multi-year, global licensing agreement with AIBL for the Company and BioLite’s CNS drugs with the indications of MDD (Major Depressive Disorder) and ADHD (Attention Deficit Hyperactivity Disorder) (the “Licensed Products”). The potential license will cover the Licensed Products’ clinical trial, registration, manufacturing, supply, and distribution rights. The Licensed Products for MDD and ADHD, owned by ABVC and BioLite, were valued at $667M by a third-party evaluation. The parties are determined to collaborate on the global development of the Licensed Products. The parties are also working to strengthen new drug development and business collaboration, including technology, interoperability, and standards development. As per each of the respective agreements, each of ABVC and BioLite shall receive 23 million shares of AIBL stock at $10 per share, and if certain milestones are met, $3,500,000 and royalties equaling 5% of net sales, up to $100 million.

The Company has evaluated subsequent events and transactions that occurred after September 30, 2023 up through the date the Company issued these unaudited consolidated financial statements on November 15, 2023. All subsequent events requiring recognition as of September 30, 2023 have been incorporated into these unaudited consolidated financial statements and there are no other subsequent events that require disclosure in accordance with FASB ASC Topic 855, “Subsequent Events.”

19. SUBSEQUENT EVENTS

On January 3, 2023, the Company issued 223,411 common shares to a consultant for providing consulting services on listing to NASDAQ in 2021.

On January 14, 2023, BioLite Taiwan extended the CTBC Loan Agreement with the same principal amount of NT$20,000,000, equivalent to $650,000 for six months, which is due on July 14, 2023.

On February 23, 2023, the Company entered into a securities purchase agreement with Lind Global Fund II, LP (“Lind”), pursuant to which the Company issued Lind a secured, convertible note in the principal amount of $3,704,167, for a purchase price of $3,175,000, that is convertible into shares of the Company’s common stock at an initial conversion price of $1.05 per share, subject to adjustment. The Company also issued Lind a common stock purchase warrant to purchase up to 5,291,667 shares of the Company’s common stock at an initial exercise price of $1.05 per share, subject to adjustment. Subsequently on February 23, 2023, the bank loan from Cathay Bank was fully repaid.

The Company has assessed all events from December 31, 2022, up through March 31, 2023, which is the date that these consolidated financial statements are available to be issued, Other than the events disclosed above, no other subsequent events have occurred that would require recognition or disclosure in the Company's consolidated financial statements.